Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated September 30, 2019 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

Effective October 1, 2019, the Fund’s investment adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) has agreed to (i) lower the Fund’s total annual operating expense limitation from 0.85% to 0.75% of average daily net assets; and (ii) reduce or limit the Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets.

Accordingly, effective October 1, 2019, the Fund’s Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Class R6
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	1.03%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.40%
Fee Waiver and Expense Limitation[2]	(0.64)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.76%

[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests based on the Fund’s investment in such affiliated funds; (iii) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.75% of average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets. Because the amount of the waiver shown in Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount waived may vary from year to year. These arrangements will remain in effect through at least October 1, 2020, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$78	$380	$705	$1,624

Goldman Sachs Multi-Manager Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated September 30, 2019 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

Effective October 1, 2019, the Fund’s investment adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) has agreed to (i) lower the Fund’s total annual operating expense limitation from 0.85% to 0.75% of average daily net assets; and (ii) reduce or limit the Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets.

Accordingly, effective October 1, 2019, the Fund’s Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Class R6
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	1.03%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.40%
Fee Waiver and Expense Limitation[2]	(0.64)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.76%

[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests based on the Fund’s investment in such affiliated funds; (iii) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.75% of average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets. Because the amount of the waiver shown in Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount waived may vary from year to year. These arrangements will remain in effect through at least October 1, 2020, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$78	$380	$705	$1,624

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Goldman Sachs Multi-Manager Global Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	705
10 Years	rr_ExpenseExampleYear10	$ 1,624

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests based on the Fund’s investment in such affiliated funds; (iii) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.75% of average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets. Because the amount of the waiver shown in Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount waived may vary from year to year. These arrangements will remain in effect through at least October 1, 2020, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.